Expense Example, No Redemption (Vanguard Growth and Income Fund, USD $)	18 Months Ended
Mar. 31, 2011
Vanguard Growth and Income Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 35
3 YEAR	109
5 YEAR	191
10 YEAR	431
Vanguard Growth and Income Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	$ 293